o GOF STKP-3
                           SUPPLEMENT FOR THE PERIOD
                      FEBRUARY 1, 2002 TO APRIL 15, 2002
                             TO THE PROSPECTUS OF

                             TEMPLETON FUNDS, INC.
                      (Templeton Foreign and World Funds)
                             dated January 1, 2002
                    TEMPLETON GLOBAL SMALLER COMPANIES FUND
                             dated January 1, 2002
                          TEMPLETON GROWTH FUND, INC.
                             dated January 1, 2002
                          TEMPLETON GLOBAL BOND FUND
                             dated January 1, 2002
                        FRANKLIN CUSTODIAN FUNDS, INC.
                   (Growth, Dynatech, Income, Utilities and
                      U.S. Government Securities Series)
                            dated February 1, 2002
                        FRANKLIN RISING DIVIDENDS FUND
                            dated February 1, 2002
                      FRANKLIN INVESTORS SECURITIES TRUST
         (FIST 1 - Franklin Convertible Securities, Equity Income, and
             Short-Intermediate U.S. Government Securities Funds)
                              dated March 1, 2001
    (FIST 2 - Franklin Adjustable U.S. Government Securities Fund and Total
                                 Return Funds)
                              dated March 1, 2001
                        FRANKLIN VALUE INVESTORS TRUST
                    (Franklin Balance Sheet, MicroCap Value
                          and Small Cap Value Funds)
                              dated March 1, 2001
                        FRANKLIN TEMPLETON GLOBAL TRUST
                    (Franklin Templeton Hard Currency Fund)
                              dated March 1, 2001
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                     (Templeton Foreign Smaller Companies
                           and Pacific Growth Funds)
                              dated March 1, 2001
             (Templeton Global Long-Short Fund) dated July 1, 2001,
                            effective March 1, 2002.
                      TEMPLETON DEVELOPING MARKETS TRUST
                               dated May 1, 2001
                     TEMPLETON GLOBAL OPPORTUNITIES TRUST
                               dated May 1, 2001
                       FRANKLIN MUTUAL SERIES FUND INC.
            (Mutual Beacon, Financial Services, Qualified, Shares,
                         Discovery and European Funds)
                dated May 1, 2001 as amended December 17, 2001
                       TEMPLETON GLOBAL INVESTMENT TRUST
            (Templeton International Ex EM and Latin America Funds)
                             dated August 1, 2001
                           FRANKLIN STRATEGIC SERIES
            (FSS1 - Franklin Aggressive Growth, California Growth,
                    Large Cap Growth, Small-Mid Cap Growth
                         and Small Cap Growth Fund II)
                            dated September 1, 2001
             (FSS2 - Franklin Biotechnology Discovery, Technology,
                   Global Health Care, Global Communications
                         and Natural Resources Funds)
                            dated September 1, 2001
                           (Franklin Blue Chip Fund)
                            dated September 1, 2001
                       (Franklin Strategic Income Fund)
                            dated September 1, 2001
                     FRANKLIN REAL ESTATE SECURITIES TRUST
                    (Franklin Real Estate Securities Fund)
                            dated September 1, 2001
                          FRANKLIN HIGH INCOME TRUST
                       (Franklin's AGE High Income Fund)
                             dated October 1, 2001
                      FRANKLIN MUNICIPAL SECURITIES TRUST
                   (Franklin Tennessee Municipal Bond Fund)
                             dated October 1, 2001
                        FRANKLIN GROWTH AND INCOME FUND
                            dated November 1, 2001
                         INSTITUTIONAL FIDUCIARY TRUST
                         (Franklin Cash Reserves Fund)
                            dated November 1, 2001
                             FRANKLIN GLOBAL TRUST
                    (Franklin Global Aggressive Growth and
                         Franklin Global Growth Fund)
                            dated December 1, 2001
                     FRANKLIN GOLD & PRECIOUS METALS FUND
                            dated December 1, 2001
                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    (Franklin Templeton Conservative Target,
                   Moderate Target and Growth Target Funds)
                            dated December 1, 2001


The following paragraph is added to the section "Dealer compensation" of the prospectuses for the Franklin Templeton funds listed above:

 During the period February 1, 2002 through April 15, 2002, Distributors will reallow the entire front-end sales charge to the securities firm of A.G. Edwards & Sons, Inc. (AG Edwards) on purchases of Class A shares of the funds for IRA accounts for which Franklin Templeton Bank & Trust Company or AG Edwards, or an affiliate, serves as the custodian.


               Please keep this supplement for future reference.

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